Note 3 - Discontinued Operations - Components (Details) - USD ($) $ in Thousands	4 Months Ended	6 Months Ended
	May 06, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
CURRENT ASSETS, DISCONTINUED:
Cash and cash equivalents				$ 47,754
Restricted cash				941
Margin deposits				45,221
Inventories				44,500
Fair value of derivatives				197
Insurance claims receivable				2,842
Prepayments and other assets				49,795
Total current assets of discontinued operations		$ 0		237,910
FIXED ASSETS, NET:
Fixed assets of discontinued operations		0		671,844
NON-CURRENT ASSETS, DISCONTINUED:
Deferred charges, net				19,119
Fair value of derivatives, non-current				147
Restricted cash, non-current				9,236
Operating leases, right-of-use assets				297,975
Total non-current assets of discontinued operations		0		329,137
CURRENT LIABILITIES, DISCONTINUED:
Current portion of long-term debt, net of deferred financing costs				30,505
Operating lease liabilities, current portion				205,172
Accrued liabilities				11,213
Unearned revenue				22,911
Fair value of derivatives				14,465
Other current liabilities				3,905
Total current liabilities of discontinued operations		0		334,967
NON-CURRENT LIABILITIES, DISCONTINUED:
Long-term debt, net of current portion and deferred financing costs				305,724
Operating lease liabilities, non-current portion				87,424
Fair value of derivatives, non-current portion				5,174
Total non-current liabilities of discontinued operations		0		398,322
REVENUES:
Voyage revenue	$ 327,402		$ 552,108
EXPENSES:
Voyage expenses	(107,383)		(172,271)
Charter-in hire expenses	(166,506)		(308,557)
Voyage expenses-related parties	(3,765)		(2,203)
Vessels’ operating expenses	(27,165)		(41,372)
General and administrative expenses	(8,950)		(3,919)
Management and agency fees-related parties	(10,760)		(15,102)
Amortization of dry-docking and special survey costs	(2,337)		(2,984)
Depreciation	(14,044)		(17,980)
Gain / (loss) on sale of vessels, net	(4,669)		3,422
Loss on vessel held for sale	(1,579)		(2,308)
Vessel impairment loss	(179)		0
Foreign exchange gains	219		46
Operating loss	(19,716)		(11,120)
OTHER INCOME / (EXPENSES):
Interest income	239		1,021
Interest and finance costs	(7,313)		(11,889)
Other, net	(47)		868
Gain /(loss) on derivative instruments, net	(710)		24,996
Total other income / (expenses), net	(7,831)		14,996
Net income / (loss) from discontinued operations	(27,547)	$ (27,547)	3,876
Nonrelated Party [Member]
CURRENT ASSETS, DISCONTINUED:
Accounts receivable, net				39,646
NON-CURRENT ASSETS, DISCONTINUED:
Accounts receivable, net, non-current				1,610
CURRENT LIABILITIES, DISCONTINUED:
Accounts payable				41,477
REVENUES:
Voyage revenue	239,719		520,332
Related Party [Member]
CURRENT ASSETS, DISCONTINUED:
Accounts receivable, net				7,014
NON-CURRENT ASSETS, DISCONTINUED:
Accounts receivable, net, non-current				1,050
CURRENT LIABILITIES, DISCONTINUED:
Accounts payable				$ 5,319
REVENUES:
Voyage revenue	$ 87,683		$ 31,776